OTHER INCOME	12 Months Ended
Dec. 31, 2021
OTHER INCOME
OTHER INCOME

27    OTHER INCOME

For the year ended December  31, 2021, government grants amounting to RMB148 million (2020: RMB140 million, 2019: RMB85 million) were recognized as income for the year to facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.